Investments in equity investees	12 Months Ended
Dec. 31, 2019
Investments in equity investees
Investments in equity investees

9. Investments in equity investees

The Company's investments in equity investees comprise the following:

	As of December 31,
	2018	2019
	RMB	RMB
Investments accounted for under equity method:
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	194,235	206,986
Feng Wang Investment Co., Ltd. ("Feng Wang") (2)	52,238	51,068
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC") (3)	27,999	29,652
Others	36,225	83,605
Total investments accounted for under the equity method	310,697	371,311
Investments accounted for as equity investments without readily determinable fair values:
Cai Niao Smart Logistics Network Limited ("Cai Niao") (4)	224,097	1,122,218
Wheat Commune Group Inc. ("Wheat Commune) (4)	47,552	—
Zhejiang Yizhan Network Technology Co., Ltd. (“Cainiao Post”)	1,075,000	1,075,000
Zhijiang New Industries Limited (“ZJ New Industries”)	500,000	500,000
Others	50,064	40,965
Total investments accounted for equity investments without readily determinable fair values	1,896,713	2,738,183
Total investments in equity investees	2,207,410	3,109,494

9. Investments in equity investees (Continued)

(1)	ZTO LTL

On August 22, 2016, the Company entered into an investment agreement with ZTO LTL and Mr. Jianfa Lai to invest cash of RMB54,000 in exchange of 18% equity interest in ZTO LTL. ZTO LTL is engaged in provision of less-than-truckload transportation services in China. The principal shareholders of ZTO LTL are also the principal shareholders of the Company. Owing to the shareholders' structure of ZTO LTL, the Company has significant influence over ZTO LTL's operating activities. Therefore, the investment is accounted for using the equity method. In August 2017, the Company increased investment in ZTO LTL by RMB36,000 to maintain its equity interest in ZTO LTL at 18%.In 2018, ZTO LTL went through a restructuring and as a result, became a wholly owned subsidiary of ZTO Freight (Cayman) Inc. (“ZTO Freight”), a newly established Cayman company by shareholders of ZTO LTL. The Company holds 18% equity in ZTO Freight after the restructuring.The Company contributed additional investment in ZTO Freight by USD19,000 (approximate to RMB130,150) and its equity interest decreased to 17.7% due to the additional capital contributions from other shareholders in 2018.

(2)	Feng Wang

In December 2013, the Company entered into an agreement with other three top express delivery companies in China, to establish Feng Wang, which is to invest in the upstream industries and integrate resources across the express delivery value chain. The capital contribution by the Company was RMB50,000  in cash, representing 25% of the equity interest of Feng Wang. In 2015, the Company’s equity interest to Feng Wang decreased to 20% due to the additional capital contributions from other shareholders of Feng Wang.

(3)	CRRC

In December 2017, the Company entered into a subscription and contribution agreement with CRRC Urban Traffic Co., Ltd. and two other express delivery companies in PRC, to establish a new company named CRRC, for developing the clean energy vehicles used in the express and logistics industries. The capital contribution by the Company was RMB30,000, representing 15% equity interest of CRRC. The Company has one board seat out of seven, and has significant influence over CRRC’s operating activities. Therefore, the investment is accounted for using the equity method.

(4)	Investments accounted for as equity investments without readily determinable fair values

In May 2013, the Company obtained equity interests in Cai Niao, which provides a platform that connects with a network of logistics providers through a proprietary logistics information system and facilitates the delivery of packages across PRC. During the fourth quarter of 2019, the Company further invested RMB150,485 in Cai Niao in connection with a new round of financing completed in 2019, which represented an observable price change in an orderly transaction for Cai Niao equity interest and resulted in an unrealized gain of RMB754,468 recorded in other income (expense) in the consolidated statements of comprehensive income for the year ended December 31, 2019.

In December 2015, the Company obtained equity interest in Wheat Commune. Wheat Commune is an Omni-channel platform providing comprehensive campus service in more than 100 cities across PRC. Due to the continued operating loss, the Company conducted an impairment assessment and recorded an impairment of RMB48,526 for the year ended December 31, 2019.